WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants, Outstanding and exercisable, Beginning balance	17,638,243	17,900,288	10,823,450
Number of Warrants, Issued			7,225,625
Number of Warrants, Issued, Exercised	(5,000,172)	(262,045)	(148,787)
Number of Warrants, Outstanding and exercisable, Ending balance	13,663,014	17,638,243	17,900,288
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 1.35	$ 1.35	$ 1.35
Weighted-Average Exercise Price, Issued			1.35
Weighted-Average Exercise Price, Exercised	0.25	(0.80)	(0.80)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 1.241	$ 1.35	$ 1.35
Additional Warrants Issued One [Member]
Number of Warrants, Issued	83,752
Weighted-Average Exercise Price, Issued	$ 0.749
Additonal Warrant Issued Two [Member]
Number of Warrants, Issued	941,191
Weighted-Average Exercise Price, Issued	$ 1.2933